Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)	$ 50,463	$ (95,084)
Changes in operating assets and liabilities:
Accounts receivable	$ 14,737	(48,919)
Advances to related party		7,539
Inventory	$ (6,351)	(20,654)
Accounts payable	$ (50,142)	197,000
Income tax payable		(49,120)
Related party payable	$ (43,671)	4,772
Net cash used in operating activities	(34,964)	(4,466)
Net cash decrease for period	(34,964)	(4,466)
Cash, beginning of period	101,354	105,820
Cash, end of period	$ 66,390	$ 101,354
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes		$ 51,000